Investment in equity method investee	12 Months Ended
Dec. 31, 2025
Investment in equity method investee
Investment in equity method investee

7. Investment in equity method investee

The Company subscribed for 3.02% to 99.99% of the registered capital of four limited partnerships and one limited company for RMB 103 million and RMB 104 million (US$ 15 million) as of December 31, 2024 and 2025. The carrying amounts of all investments in equity method invested were RMB 146 million and RMB 127 million (US$ 18 million) as of December 31, 2024 and 2025, respectively.